Decommissioning Liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Summary of Decommissioning Provision
The aggregate carrying amount of the obligation is:

Total
As at December 31, 2020	1,248
Acquisitions (Note 4)	2,719
Liabilities Incurred	12
Liabilities Acquired	5
Liabilities Settled	(97)
Liabilities Disposed	(128)
Change in Estimated Future Cash Flows	8
Unwinding of Discount on Decommissioning Liabilities (Note 6)	143
Foreign Currency Translation	4
As at September 30, 2021	3,914